UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

      MELLON FUNDS TRUST
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number:811-09903

      Securities Act File Number:333-34844

4(a). Last day of fiscal year for which this notice is filed:

            August 31, 2003

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

Mellon Balanced Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 1,177,673
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 924,727
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           $ 924,727
              5(ii) and 5(iii):                                      -----------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 252,946
              5(iv) [subtract Item 5(iv) from Item 5(i)]:             ----------


         (vi) Redemption credits available for use in future      $     -0-
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 20.46
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$ N\A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 20.46
                                                                       =========
      Mellon Balanced Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 22,489,799
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 62,887,729
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ 67,864
              repurchased during any PRIOR fiscal year ending no ------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         $ 62,955,593
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $     -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------


         (vi) Redemption credits available for use in future      $ 40,465,794
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$     -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                      +$ N\A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$    -0-
                                                                       =========
MPAM Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $   1,425,980
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $  1,238,201
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,238,201
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 187,779
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 15.19
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   15.19
                                                                   =============

      MPAM Bond Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 75,497,496
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $  194,103,171
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 194,103,171
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future      $118,605,676
              years - if Item 5(i) is less than Item 5(iv)         -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 0.00
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$   0.00
                                                                  =============


      Mellon Emerging Markets Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $3,991,292
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 4,525,996
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 4,525,996
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item          $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $534,704
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 0
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$  -0-
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 0
                                                                   =============
      Mellon Emerging Markets Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 327,483,330
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 26,493,803
              repurchased during the fiscal year:                 -------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 26,493,803
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 300,989,527
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future      $(-0- )
              years - if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 24,350.05
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 24,350.05
                                                                   =============


      Mellon Income Stock Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 616,043
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 150,287
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $-0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$150,287
              5(ii) and 5(iii):                                     -----------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 465,756
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------


         (vi) Redemption credits available for use in future      $( -0- )
              years - if Item 5(I) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                    ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 37.68
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 37.68
                                                                   =============

      Mellon Income Stock Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $30,084,716
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 168,743,501
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  107,612,450
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 276,355,951
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(246,271,235)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$    -0-
                                                                   =============
      Mellon Intermediate Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 259,974
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $  185,886
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  28,018
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ 213,904
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $  46,070
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      )
              years - if Item 5(i) is less than Item 5(iv)         -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                    -------------

                                                                        3.73
       (viii) Registration fee due (multiply Item 5(v) by Item     =============
              5(vii) (enter "0" if no fee is due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$      3.73
                                                                   =============


      Mellon Intermediate Bond Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 118,017,905
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 84,328,525
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$  84,328,525
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 33,689,380
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 2,725.47
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  2,725.47
                                                                   =============
      Mellon International Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 6,870,940
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 9,260,128
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          $ 9,260,128
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $    -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future      $ 2,389,188
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$     -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$     -0-
                                                                   =============
Mellon International Fund - MPAM Funds
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 321,164,296
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 112,619,325
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        $ 112,619,325
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 208,544,971
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $     -0-
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 16,871.29
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  16,871.29
                                                                   =============


      Mellon Large-Cap Stock Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 1,389,449
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 166,053
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ 477,589
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 643,642
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $745,807
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         -------------


         (vi) Redemption credits available for use in future     $(-0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 60.34
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$  60.34
                                                                   =============

      Mellon Large-Cap Stock Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 242,380,789
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 220,945,860
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ 144,538,566
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 365,484,426
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(123,103,637)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$   -0-
                                                                   =============



MELLON Massachusetts Intermediate Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 805,566
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 3,054,803
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 3,054,803
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(2,249,237)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 0
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$  0
                                                                   =============


      MELLON Massachusetts Intermediate Municipal Bond Fund - Class M Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 29,797,122
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 24,158,318
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 24,158,318
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 5,638,804
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 456.18
              5(vii) (enter "0" if no fee is due):                 ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 456.18
                                                                  ==============

MELLON Massachusetts Intermediate Municipal Bond Fund - Dreyfus Premier Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 14,984
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 511,210
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ 511,210
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(496,226)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 0
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$  0
                                                                   =============
MPAM Mid-Cap Stock Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 21,323,734
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 6,154,677
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 6,154,677
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 15,169,057
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future     $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 1,227.18
              5(vii) (enter "0" if no fee is due):                ==============


     6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

     7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  1,227.18
                                                                   =============

MPAM Mid-Cap Stock Fund - Premier Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 19,274,448
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 4,885,386
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 4,885,386
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 14,389,062
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)         -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 1,164.08
              5(vii) (enter "0" if no fee is due):                ==============


     6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

     7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (SInstruction D):

                                                                     +$    N/A
                                                                   -------------

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 1,164.08
                                                                   =============

      MPAM Mid-Cap Stock Fund - M Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 356,547,022
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 249,328,670
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 249,328,670
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 107,218,352
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 8,673.96
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 8,673.96
                                                                  ==============
MELLON Money Market Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 10,565.48
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 0
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 0
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 10,565.48
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ .85
              5(vii) (enter "0" if no fee is due):                 ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ .85
                                                                   =============

      MELLON Money Market Fund - Class M Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $560,228,662.55
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or         $ 171,249,360.57
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items    -$ 171,249,360.57
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 388,979,301.98
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 31,468.43
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 31,468.43
                                                                   =============
MELLON National Municipal Money Market Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 1,000.93
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $  -0-
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 1,000.93
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $( -0- )
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ .08
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$  .08
                                                                   =============

      MELLON National Municipal Money Market Fund - Class M Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $368,284,570.26
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or         $ 103,215,525.02
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items    -$103,215,525.02
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 265,069,045.24
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future     $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 21,444.09
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 21,444.09
                                                                   =============


MELLON National Intermediate Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 49,969,606
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 18,751,524
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$18,751,524
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 31,218,082
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 2,525,54
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 2,525.54
                                                                   =============

MELLON National Intermediate Municipal Bond Fund - Class M Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 160,437,518
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 87,567,743
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$87,567,743
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 72,869,775
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 5,895.16
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 5,895.16
                                                                   =============


MELLON National Intermediate Municipal Bond Fund - Dreyfus Premier Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 9,938,588
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 2,316,620
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$2,316,620
              5(ii) and 5(iii):                                       ----------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 7,621,968
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 616.62
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 616.62
                                                                   =============

Mellon National Short-Term Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 1,085,770
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 1,058,043
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,058,043
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 27,727
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $( -0- )
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                     -----------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 2.24
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 2.24
                                                                   =============
Mellon National Short-Term Municipal Bond Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $127,158,055
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 54,365,394
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$54,365,394
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 72,792,661
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 5,888.93
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 5,888.93
                                                                   =============


      Mellon Pennsylvania Intermediate Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 2,361,815
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 312,500
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ 312,500
              5(ii) and 5(iii):                                       ----------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 2,049,315
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------


         (vi) Redemption credits available for use in future      $( -0- )
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 165.79
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$165.79
                                                                 =============

      Mellon Pennsylvania Intermediate Municipal Bond Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 42,516,811
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 128,013,055
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ 40,652,701
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$168,665,756
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item           $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(126,148,945)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ -0-
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  -0-
                                                                   =============

Mellon Short-Term U.S. Government Securities - Investor Shares

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 2,262,567
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $  2,264,845
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 2,264,845
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $2278
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 0.00
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  -0-
                                                                   =============


Mellon Short-Term U.S. Government Securities Fund - MPAM Shares

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 90,902,037
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 56,893,927
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$56,893,927
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 34,008,110
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 2,751.26
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 2,751.26
                                                                   =============


Mellon Small-Cap Stock Fund - Investor Shares

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 395,129
              fiscal year pursuant to section 24(f):                  ----------

         (ii) Aggregate price of securities redeemed or           $ 1,250,435
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $  -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 1,250,435
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future     $(855,306)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$     "0"
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ "0"
                                                                   -------------
Mellon Small Cap Stock Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 202,921,762
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 92,875,422
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 92,875,422
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 110,046,340
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)         -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 8,902.75
              5(vii) (enter "0" if no fee is due):                =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 8,902.75
                                                                   =============

TOTAL FOR ALL:                                                     =$ 135,267.35
                                                                  ==============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                         SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                                   /S/JEFF PRUSNOFSKY
                                    Jeff Prusnofsky, Secretary


      Date:

* Please print the name and title of the signing officer below the signature.